Pay vs Performance Disclosure - USD ($)	2 Months Ended		12 Months Ended					55 Months Ended
	Dec. 31, 2025	Feb. 21, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 03, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Chief Executive Officer (PEO) Pay Versus Performance Table

Year	Summary Compensation Table Total for William Linnane (1) (4)	Summary Compensation Table Total for Michael R. Matacunas (1) (3)	Summary Compensation Table Total for Kori G. Belzer (1) (2)	Compensation Actually Paid to William Linnane (1) (4)	Compensation Actually Paid to Michael R. Matacunas (1) (3)	Compensation Actually Paid to Kori G. Belzer (1) (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1) (5)	Average Compensation Actually Paid to Non-PEO NEOs (1) (5)	Total Shareholder Return (6)	Company’s Net Income
2025	$947,579	$3,536,362	N/A	$947,579	$3,499,719	N/A	$1,378,576	$1,378,576	60.77	$(24,626,000)
2024	N/A	$2,264,877	N/A	N/A	$2,352,967	N/A	$582,361	$581,923	157.72	$(3,150,000)
2023	N/A	$1,164,551	N/A	N/A	$1,138,570	N/A	$491,586	$455,600	87.83	$4,776,000
2022	N/A	$612,613	N/A	N/A	$749,718	N/A	$415,344	$384,882	113.04	$2,126,000
2021	N/A	$304,086	$60,112	N/A	$722,932	$50,878	$348,448	$324,647	106.96	$2,000,000

(1)	Amount includes non-cash compensation respecting certain stock-based awards adjusted for changes in equity award values.
(2)	Ms. Kori Belzer was acting Chief Executive Officer of SGRP through February, 2021.
(3)	Mr. Michael R. Matacunas was acting Chief Executive Officer of SGRP from February 22, 2021 to October 3, 2025.
(4)	Mr. William Linnane became Chief Executive Officer of SGRP on November 12, 2025.
(5)	The dollar amounts reported in column (f) represent the average of the amounts reported for the Corporation’s Named Executive Officers (NEOs) as a group (other than the PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) this average was computed using a total of four (4) NEOs for 2025, which were Ms. Kori Belzer (8 months), Mr. Antonio Calisto Pato (11 months), Mr. Steve Hennen (1 month), Mr. William Linnane (10.5 months), and Mr. Ron Lutz (8 months), (CFO’s Mr. Hennen and Mr. Calisto Pato did not overlap); (ii) for 2024, which were Ms. Kori Belzer, Mr. Antonio Calisto Pato, Mr. William Linnane, and Mr. Ron Lutz; (iii) for 2023, which were Ms. Kori Belzer, Mr. Antonio Calisto Pato (10 months), Ms. Fay DeVriese (1 month), Mr. William Linnane and Mr. Ron Lutz, (CFO’s Mr. Calisto Pato and Ms. DeVriese did not overlap); (iv) for 2022, Ms. Kori Belzer, Ms. Fay DeVriese, Mr. William Linnane and Mr. Ron Lutz; and (v) for 2021, Ms. Kori Belzer (10 months), Mr. Steven J. Adolph (4 months), Ms. Fay DeVriese, Mr. William Linnane (6.5 months), Mr. Ron Lutz (6.5 months) and Mr. Gerard Marrone (5.5 months).
(6)	Reflects the cumulative shareholder return over relevant fiscal year, computed in accordance with SEC rules, assuming an investment of $100 in the Company's common shares at a price per share equal to the closing price of the Company's common stock on the last day trading day before the commencement of the earliest applicable fiscal year and the measurement end point of the closing price of the Company's common stock on the last trading day in the applicable fiscal year. The closing price of the Company's common stock on the last business day of 2021, 2022, 2023, 2024, and 2025 was respectively, $1.23, $1.30, $1.01, $1.94, and $0.79 per share.

Non-PEO NEO Average Total Compensation Amount			$ 1,378,576	$ 582,361	$ 491,586	$ 415,344	$ 348,448
Non-PEO NEO Average Compensation Actually Paid Amount			1,378,576	581,923	455,600	384,882	324,647
Total Shareholder Return Amount			60.77	157.72	87.83	113.04	106.96
Net Income (Loss)			(24,626,000)	(3,150,000)	4,776,000	2,126,000	2,000,000
PEO Name	Mr. William Linnane	Ms. Kori Belzer						Mr. Michael R. Matacunas
Mr. William Linnane [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			947,579
PEO Actually Paid Compensation Amount			947,579
Mr. Michael R. Matacunas [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,536,362	2,264,877	1,164,551	612,613	304,086
PEO Actually Paid Compensation Amount			$ 3,499,719	$ 2,352,967	$ 1,138,570	$ 749,718	722,932
Ms. Kori Belzer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							60,112
PEO Actually Paid Compensation Amount							$ 50,878